Sales	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Revenues

NOTE 4     Sales

4.1    Revenues

Revenue is presented in the segment information (see Note 1.1). It combines the following product lines (excluding Enterprise and International Carriers and Shared Services):

■    mobile services: revenues generated by incoming and outgoing calls (voice, SMS and data) network access fees, value-added services, Machine to Machine, roaming revenues from customers of other networks (national and international), revenues from Mobile Virtual Network Operators (MVNO) and from network sharing;

■    mobile equipment sales: sales of subsidized and unsubsidized mobile equipment, excluding sales of accessories;

■    fixed-line services: revenues from traditional fixed-line telephony, fixed broadband services, business solutions and networks (except the France operating segment, for which business solutions and networks are carried by the Enterprise operating segment), and revenues from carrier services (national and international interconnections, unbundling and wholesale sales of telephone lines);

■    other revenues: revenues from the sale and rental of fixed-line equipment, sales of mobile accessories and other miscellaneous revenues.

Enterprise operating segment revenues are presented for the following product lines:

■    voice services: voice services include historical voice services (PSTN access), Voice over Internet Protocol (VoIP) products, audio conference services, as well as incoming traffic for call centers;

■    data services: data services include data on a historical basis still offered by Orange Business Services (Frame Relay, Transrel, leased lines, narrow-band), those having reached a certain maturity such as IP-VPN, and broadband infrastructure products such as satellite or fiber optic access. Data services also include broadcasting and Business Everywhere roaming offers;

■    IT & integration services: the IT & integration services include the unified communication and collaboration services (LAN and telephony, advising, integration, project management), hosting and infrastructure services (including Cloud Computing), applications services (customer relations management and other applications services), security services, video conferencing offers as well as sales of equipment related to the above products and services;

■    mobile services and equipment: mobile services (see above) and mobile equipment sales (see above) including sales of accessories.

Revenues from the International Carriers & Shared Services operating segment cover:

■    the roll-out of the international and long-distance network, installation and maintenance of submarine cables, and sales and services to international carriers;

■    shared services including support and cross-divisional functions spanning the entire Group, Sofrecom and its subsidiaries, the operations in Content and Audience and the Orange brand. For the most part, shared services are rebilled to other operating segments through brand royalties, Group services fees and special case-by-case rebilling.

Accounting policies

Revenues from the Group’s activities are recognized and presented as follows.

Separable components of bundled offers and related offers: many service offers available on the Group's main markets are comprised of two components: an equipment component (e.g. a mobile handset) and a service component (e.g. a talk plan).

Hence, for bundled offers including a handset sold at a discounted price and a telecommunication service, revenues recognized for the handset sale are limited to the amount of the arrangement that is not contingent upon the rendering of telecommunication services, i.e. the amount paid by the customer for the terminal: this amount is usually the amount paid at the delivery, or the discounted amounts paid over a 12 or 24-month period with respect to the offers paid by installments.

For offers that cannot be separated into identifiable components, revenues are recognized in full over the life of the contract. The main case for which this method is used is connection to the service: this is not a separately identifiable transaction from subscription and communications, and first connection fees are therefore recognized over the average expected life of the contractual relationship.

Where separable, revenues from equipment sales are recognized when the significant risks and rewards of ownership are transferred to the buyer. The provision of an Internet box does not constitute either a separable component of the Internet access service offer nor a rental because Orange maintains control of the box and its usage.

When equipment – associated with the subscription of telecommunication services – is sold by a third-party retailer who purchases it from the Group and receives compensation for signing up the customer, the related revenues are:

■    recognized when the equipment is sold to the end-customer;

■    assessed by the Group taking into account the best estimate of the retail price to the end-customer and any subsidies granted to the retailer at the time of the sale and passed on to the end-customer in the form of a rebate on the equipment.

Equipment for which a right of use is granted is analyzed in accordance with IFRIC 4 “Determining Whether an Arrangement Contains a Lease” in order to determine whether IAS 17 “Leases” is applicable. Equipment lease revenues are recognized on a straight-line basis over the life of the lease agreement, except in the case of finance leases, which are accounted for as sales on credit.

Services: with regards to the mass market and the corporate market, revenues from telephone subscriptions and Internet access are recognized on a straight-line basis over the subscription period and revenues from charges for incoming and outgoing telephone communications, international roaming and data exchange invoiced to customers are recognized when the service is rendered. The Group offers customized solutions to its Enterprise customers: management of the telecommunication network, access, voice and data transmission and migration. The contingent commercial discounts granted under these arrangements are recorded as a deduction from revenues based on the specific terms of each arrangement. Migration costs incurred by the Group under these arrangements are expensed when incurred except when the arrangements include an early termination penalty clause.

With regards to the operators, wholesale connection subscriptions are recognized on a prorata basis as this represents the best estimate of the consumption of the service, while wholesale voice or data transfers (termination on the Orange network, international traffic) are recognized when the service is rendered. Between the major transit carriers (“International Carriers”), transfers of minutes are invoiced and recorded gross (and often settled on a net basis) and transfers of data are not charged (“free peering”). Over-The-Top service providers (OTT) (like Google,  Apple, Microsoft, etc.) are not charged for the data they send (“free peering” and “net neutrality”) and hence no revenues are recognized.

Revenues from the sale of transmission capacity on terrestrial and submarine cables, as well as from offers providing access to the local loop, are recognized on a straight-line basis over the life of the contract.

The gross or net accounting for revenue sharing arrangements and supply of content depends on the analysis of the facts and circumstances surrounding each transaction. Thus, revenues are recognized on a net basis when the provider is responsible for supplying the content provided to the end-customer and for setting the price. This principle is notably applied for revenues and cost-sharing arrangements (special rate numbers, etc.), as well as for revenues from the sale or supply of content (audio, video, games, etc.) through the Group's various communication systems (mobile, PC, TV, fixed-line telephony, etc.).

The Group’s commercial arrangements incorporate service level commitments (delivery time, service reinstatement time). These service level agreements cover commitments provided by the Group under the order, delivery, and after sales services process. If the Group fails to comply with one of these commitments, then it pays compensation to the end-customer, which is usually a tariff reduction deducted from revenues. Such penalties are recorded when it is likely that they will be paid.

Revenues are stated net of discounts. With respect to certain commercial offers where customers sign up for a fixed period, the Group offers a free service or temporary price reduction. When these free services are conditional upon a commitment for a certain period of time, the total revenues generated under the contract may be spread over the total period of the contractual agreement.

Loyalty points awarded to customers are considered as a separable component to be delivered in the transaction that triggered the acquisition of these points. Part of the invoiced revenues are allocated to these points based on their fair value taking into account an estimated utilization rate, and deferred until the date on which the points are definitively converted into benefits. Fair value is defined as the excess in value of the benefit granted to the loyal customer over the sales incentive that would be granted to any new customer. This principle is applied for both types of loyalty programs that exist within the Group, those with and those without a contractual renewal obligation.

The public-private service concession agreements are accounted for in accordance with IFRIC 12 “Service Concession Arrangements”. Revenues are recognized under the percentage of completion method in accordance with IAS 11 during the construction period, and in accordance with IAS 18 during the operating and maintenance period.

The Group has a right to receive a consideration from either the public entity or the users of the public service in exchange for its operator’s activities. This right is accounted for as:

■    an intangible asset, if the Group has a right to charge users of the public service. This asset is measured at the infrastructure fair value and depreciated over the agreement period;

■    a financial receivable, if the Group has an unconditional right to receive payments from the public entity. This asset is measured at the infrastructure fair value and accounted for at amortized cost.

Other operating income
4.2	Other operating income

(in millions of euros)	2017	2016	2015
Income from universal service	8	10	18
Late-payment fees on trade receivables	32	58	45
Brand & management fees (1)	14	24	93
Tax credits and subsidies	40	70	39
Proceeds from the disposal of fixed assets	88	126	58
Net banking income	76	21	-
Other income	443	430	389
Total	701	739	642
(1) Invoiced to certain unconsolidated entities.

Net banking income (NBI) represents the net income and expenses of Orange Bank’s banking operations. It is prepared in accordance with accounting practices that are commonly used in France in the banking sector.

Other income is predominantly comprised of income on impaired trade receivables, income relating to line damages, penalties and customer reimbursements.

Trade receivables
4.3	Trade receivables

(in millions of euros)	2017	2016	2015
Net book value of trade receivables in the opening balance	4,964	4,876	4,612
Business related variations	267	(87)	59
Changes in the scope of consolidation	6	78	189
Translation adjustment	(33)	(122)	21
Reclassifications and other items (1)	(29)	219	(5)
Reclassification to assets held for sale	-	-	-
Net book value of trade receivables in the closing balance	5,175	4,964	4,876

(1) In 2016, included foremost receivables resulting from financial lease offers on firm's equipments proposed by Orange Lease, which have been reclassified in “trade receivables” to uniform the treatment of the offers resulting from deferred payment (see accounting policies).

Following the commercialization to its clients of sales offers to buy mobile telephones with payment by installments over 24 months, in 2015 Orange Espagne implemented a sale without recourse program for the related receivables. Those receivables are derecognized from the balance sheet. The receivables sold as at December 31, 2017 generated an early receipt of approximately 84 million euros (approximately 185 million euros at December 31, 2016 and 100 million euros at December 31, 2015).

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Trade receivables depreciated according to their age	1,078	905	920
Trade receivables depreciated according to other criteria	443	568	466
Net trade receivables past due	1,521	1,473	1,386
Not past due	3,655	3,491	3,490
Net trade receivables	5,175	4,964	4,876
o/w short-term trade receivables	4,851	4,683	4,773
o/w long-term trade receivables (1)	324	281	103
o/w net trade receivables from telecoms activities	5,175	4,964	4,876
o/w net trade receivables from Orange Bank	-	-	-

(1) Includes receivables from sales of handset with payment on instalments that are payable in more than 12 months and receivables from financial lease offers on firm's equipment (see accounting policies).

The following table provides an aging balance at closure of the net trade receivables which are past due and impaired according to their age:

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Past due - under 180 days	723	569	585
Past due - 180 to 360 days (1)	140	143	169
Past due - over 360 days (1)	215	193	166
Total net trade receivables past due and depreciated according to their age	1,078	905	920

(1) Mainly includes receivables from government departments, local authorities and telecommunications operators.

The table below provides an analysis of the change in impairment for trade receivables in the statement of financial position:

(in millions of euros)	2017	2016	2015
Allowances on trade receivables in the opening balance	(774)	(820)	(661)
Net addition with impact on income statement	(251)	(275)	(279)
Losses on trade receivables	257	315	390
Changes in the scope of consolidation	(1)	(3)	(233)
Translation adjustment	7	18	(5)
Reclassifications and other items	2	(9)	(32)
Reclassification to assets held for sale	-	-	-
Allowances on trade receivables in the closing balance	(760)	(774)	(820)

Accounting policies

The trade receivables are mainly short-term with no stated interest rate and are measured at original invoice amount. Those receivables which include deferred payment terms over 12 or 24 months for the benefit of customers are discounted and classified as current items. Receivables from financial lease offers on firms’ equipment are recognized as current operating receivables because they are acquired in the normal course of business.

Impairment of trade receivables is based on two methods:

■    a collective statistical method: this is based on historical losses and leads to a separate impairment rate for each aging balance category. This analysis is performed over a homogenous group of receivables with similar credit characteristics because they belong to a customer category (mass-market, small offices and home offices);

■    a stand-alone method: the assessment of impairment probability and its amount are based on a set of relevant qualitative factors (ageing of late payment, other balances with the counterpart, rating from independent agencies, geographical area). This method is used for carriers and operators (national and international), local, regional and national authorities and for large accounts of Enterprise Communication Services.

Impairment losses identified for a group of receivables represent the step preceding impairment identification for individual receivables. When information is available (clients in bankruptcy or subject to equivalent judicial proceedings), these receivables are then excluded from the statistical impairment database and individually impaired.

The trade receivables may be part of securitization programs. When they are sold to consolidated special purpose entities, they are still recognized in the statement of financial position. Other sales to financial institutions may lead to receivables de-recognition.

Deferred income
4.4	Deferred income

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Prepaid cards	241	266	310
Service access fees	722	704	664
Loyalty programs	43	58	76
Other deferred revenue (1)	999	1,021	987
Other deferred operating income	76	85	99
Total	2,081	2,134	2,136
(1) Mainly includes subscription fees.

(in millions of euros)	2017	2016	2015
Deferred income in the opening balance	2,134	2,136	1,956
Business related variations	(46)	(33)	97
Changes in the scope of consolidation	1	77	55
Translation adjustment	(18)	(56)	16
Reclassifications and other items	10	10	12
Reclassification to assets held for sale	-	-	-
Deferred income in the closing balance	2,081	2,134	2,136

Other assets
4.5	Other assets

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Advances and downpayments	92	99	85
Submarine cable consortiums (1)	157	235	410
Security deposits paid	79	78	57
Orange Money - isolation of electronic money (1)	408	319	-
Others	475	448	516
Total	1,211	1,179	1,068

(1) These receivables are offset by the liabilities of the same amount (see accounting policies and Note 5.7).

(in millions of euros)	2017	2016	2015
Other assets in the opening balance	1,179	1,068	753
Business related variations	49	24	304
Changes in the scope of consolidation	(6)	98	12
Translation adjustment	(13)	(16)	4
Reclassifications and other items	2	5	(5)
Reclassification to assets held for sale	-	-	-
Other assets in the closing balance	1,211	1,179	1,068
o/w other non-current assets	110	106	85
o/w other current assets	1,101	1,073	983

Accounting policies

Other assets relating to “Submarine cable consortiums” are receivables from submarine cable consortium members when Orange is in charge of centralizing the payments to the equipment suppliers that build and manage these cables. These receivables are offset by the liabilities of the same amount (see Note 5.7).

Orange Money is a money transfer, payment and financial services solution provided via an electronic money (“e-money”) account linked to an Orange mobile number.

Since 2016, the Orange group has become an Electronic Money Issuer (“EMI”) in some of the countries in which it operates, via dedicated, approved, internal subsidiaries. Regulations state that EMIs, as last-resort guarantors for the reimbursement of e-money holders, are obliged to restrict the funds collected in exchange for the issue of e-money (obligation to protect holders). The e-money distribution model relies on Orange’s subsidiaries and third-party distributors. EMIs issue e-money (or units of value “UV”) at the request of these distributors in exchange for funds collected therefrom. The distributors then transfer the e-money to end holders.

Within the Orange group, this restriction includes the protection of third-party holders (distributors and customers).

These transactions have no impact on the Group's net financial debt and are listed under the following headings:

■    assets restricted to an amount equal to the e-money in circulation outside of the Orange group (or UV in circulation);

■    UV in circulation under liabilities, representing the obligation to reimburse the third-party holders (customers and third-party distributors).

These two headings are presented under “other assets” and “other liabilities” and under operating activities as “change in working capital requirement”.

Related party transactions
4.6	Related party transactions

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA. The communication services provided to the French State are done so as part of a competitive process held for each service according to the nature of the service. They have no material impact on consolidated revenues.

Transactions with associates and joint ventures are presented in Note 10.

Accounting policies

Orange group’s related parties are listed below:

■    the Group’s key management personnel and their families (see Note 6);

■    the French State, and its departments in Bpifrance Participations and central State departments (see Notes 9 and 13);

■    associates, joint ventures and companies in which the Group owns a material shareholding (see Note 10).